UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06303

Nuveen Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Quality Income Municipal Fund, Inc. (NQU)
	January 31, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alaska – 2.4% (1.6% of Total Investments)
$ 6,110	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	AA+	$ 6,357,883
	12/01/27 – FGIC Insured (UB)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
3,930	5.000%, 6/01/32	6/14 at 100.00	BB–	3,229,438
13,835	5.000%, 6/01/46	6/14 at 100.00	BB–	10,218,254
23,875	Total Alaska			19,805,575
	Arizona – 2.8% (1.9% of Total Investments)
3,475	Arizona Health Facilities Authority, Revenue Bonds, Blood Systems Inc., Series 2004,	4/14 at 100.00	A	3,606,911
	4.750%, 4/01/25
5,350	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/13 at 100.00	A1	5,578,338
	Project, Series 2003A, 5.000%, 7/01/28 – NPFG Insured
1,190	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	1,250,809
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
1,000	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 –	No Opt. Call	Aa2	1,203,910
	FGIC Insured
7,780	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series 2010A,	No Opt. Call	A+	8,299,548
	5.000%, 7/01/40
2,350	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series 2008A,	7/18 at 100.00	AA–	2,553,064
	5.000%, 7/01/33
1,000	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	10/20 at 100.00	BBB–	1,022,280
	Company, Series 2010A, 5.250%, 10/01/40
22,145	Total Arizona			23,514,860
	Arkansas – 1.1% (0.7% of Total Investments)
	Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer
	Research Center Project, Series 2006:
2,500	0.000%, 7/01/36 – AMBAC Insured	No Opt. Call	Aa2	893,200
19,800	0.000%, 7/01/46 – AMBAC Insured	No Opt. Call	Aa2	4,293,630
4,000	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B,	11/14 at 100.00	Aa2	4,214,360
	5.000%, 11/01/34 – NPFG Insured
26,300	Total Arkansas			9,401,190
	California – 21.4% (14.3% of Total Investments)
12,500	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public	No Opt. Call	AA–	2,978,750
	Improvement Project, Series 1997C, 0.000%, 9/01/35 – AGM Insured
1,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.750%,	5/12 at 101.00	Aaa	1,024,030
	5/01/17 (Pre-refunded 5/01/12)
6,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist Health	3/13 at 100.00	A	6,044,700
	System/West, Series 2003A, 5.000%, 3/01/33
2,335	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A,	7/20 at 100.00	Baa2	2,433,654
	5.750%, 7/01/40
14,600	California State, General Obligation Bonds, Series 2003, 5.250%, 2/01/28	8/13 at 100.00	A1	15,208,382
25,000	California State, General Obligation Bonds, Series 2005, 4.750%, 3/01/35 – NPFG Insured	3/16 at 100.00	A1	25,865,746
	California State, General Obligation Bonds, Various Purpose Series 2010:
3,500	5.250%, 3/01/30	3/20 at 100.00	A1	3,958,150
10,000	5.500%, 11/01/35	11/20 at 100.00	A1	11,386,500
16,000	California State, Various Purpose General Obligation Bonds, Series 2007, 5.000%, 6/01/37	6/17 at 100.00	A1	16,843,200
1,360	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	1,356,750
	Health System, Series 2005A, 5.250%, 7/01/30
3,600	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	3,858,192
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
5,000	California, General Obligation Bonds, Series 2002, 5.000%, 2/01/23	2/12 at 100.00	A1	5,015,400
4,855	California, Various Purpose General Obligation Bonds, Series 1999, 4.750%, 4/01/29 –	4/12 at 100.00	A1	4,860,583
	NPFG Insured
2,710	Chula Vista Elementary School District, San Diego County, California, Certificates of Participation,	9/12 at 102.00	BBB	2,730,108
	Series 2004, 5.000%, 9/01/29 – NPFG Insured
3,400	Coachella Valley Unified School District, Riverside County, California, General Obligation Bonds,	No Opt. Call	AA–	1,045,262
	Capital Appreciation, Election 2005 Series 2010C, 0.000%, 8/01/33 – AGM Insured
1,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	1/14 at 101.00	BBB	1,018,290
	Refunding Series 1999, 5.875%, 1/15/27 – NPFG Insured
8,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	7/12 at 100.00	BBB	7,653,400
	1995A, 5.000%, 1/01/35 – NPFG Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
2,500	4.500%, 6/01/27	6/17 at 100.00	B	2,049,675
10,630	5.000%, 6/01/33	6/17 at 100.00	B–	7,963,571
1,500	5.125%, 6/01/47	6/17 at 100.00	B–	1,021,815
2,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	No Opt. Call	AA–	2,256,160
	2005A-2, 5.000%, 7/01/22 – AGM Insured
5,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006F,	7/16 at 100.00	Aa2	5,448,450
	5.000%, 7/01/30 – FGIC Insured
2,735	Los Gatos Union School District, Santa Clara County, California, General Obligation Bonds,	8/13 at 100.00	AA+ (4)	2,929,294
	Election of 2001, Series 2003B, 5.000%, 8/01/30 (Pre-refunded 8/01/13) – AGM Insured
3,300	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B,	No Opt. Call	A–	4,014,714
	6.500%, 11/01/39
3,290	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax	9/16 at 100.00	AA–	3,538,724
	Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured
2,500	Palm Springs Unified School District, Riverside County, California, General Obligation Bonds,	No Opt. Call	AA–	2,754,550
	Series 2006A, 5.000%, 8/01/31 – AGM Insured
5,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	5,231,350
	6.000%, 11/01/30
3,700	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A,	No Opt. Call	A+	1,997,704
	0.000%, 8/01/25 – NPFG Insured
9,145	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	No Opt. Call	A+	3,071,714
	Development Project, Series 1999, 0.000%, 8/01/30 – AMBAC Insured
2,500	Redding, California, Electric System Revenue Certificates of Participation, Series 2005,	6/15 at 100.00	BBB	2,587,025
	5.000%, 6/01/30 – FGIC Insured
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds,	8/19 at 100.00	Aa2	2,947,050
	Tender Option Bond Trust 3504, 19.788%, 2/01/33 (IF)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
7,210	0.000%, 1/15/23 – NPFG Insured	No Opt. Call	BBB	3,280,045
30,000	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	BBB	5,633,400
3,000	San Mateo County Community College District, California, General Obligation Bonds, Series	No Opt. Call	Aaa	1,327,710
	2006C, 0.000%, 9/01/30 – NPFG Insured
4,495	Stockton-East Water District, California, Certificates of Participation, Refunding Series	4/12 at 38.24	BBB+	1,698,211
	2002B, 0.000%, 4/01/28 – FGIC Insured
	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed
	Bonds, Series 2005A-1:
980	4.750%, 6/01/23	6/15 at 100.00	B+	898,758
1,500	5.500%, 6/01/45	6/15 at 100.00	B–	1,017,105
2,175	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	BBB	2,017,269
	San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A, 4.750%, 6/01/25
3,000	University of California, General Revenue Bonds, Series 2005F, 4.750%, 5/15/25 – AGM Insured	5/13 at 101.00	Aa1	3,168,690
229,350	Total California			180,134,081
	Colorado – 5.5% (3.6% of Total Investments)
1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/17 at 100.00	BBB+	1,500,900
	Association, Series 2007, 5.250%, 5/15/42
11,830	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of	No Opt. Call	AA	12,449,182
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,000	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health System, Series	9/18 at 102.00	AA–	1,078,750
	2005C, 5.250%, 3/01/40 – AGM Insured
11,700	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series	No Opt. Call	Baa2	1,782,729
	2010A, 0.000%, 9/01/41
6,525	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/26 –	No Opt. Call	BBB	2,942,971
	NPFG Insured
43,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/33 –	No Opt. Call	BBB	11,451,330
	NPFG Insured
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
1,000	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	BBB	390,280
7,000	0.000%, 9/01/34 – NPFG Insured	No Opt. Call	BBB	1,720,670
1,180	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A,	6/20 at 100.00	Aa3	1,330,934
	5.375%, 6/01/31
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private
	Activity Bonds, Series 2010:
6,500	6.500%, 1/15/30	7/20 at 100.00	Baa3	7,298,785
3,750	6.000%, 1/15/41	7/20 at 100.00	Baa3	4,003,238
94,985	Total Colorado			45,949,769
	Florida – 1.8% (1.2% of Total Investments)
2,000	Alachua County Health Facilities Authority, Florida, Revenue Bonds, Shands Teaching Hospital and	No Opt. Call	A2	2,213,260
	Clinics Inc., Series 1996A, 6.250%, 12/01/16 – NPFG Insured
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series	10/20 at 100.00	A2	2,767,875
	2010A-1, 5.375%, 10/01/41
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A2	2,705,250
	5.000%, 10/01/30
3,010	Orlando Utilities Commission, Florida, Subordinate Lien Water and Electric Revenue Refunding	4/13 at 100.00	N/R (4)	3,177,356
	Bonds, Series 2003A, 5.000%, 10/01/21 (Pre-refunded 4/01/13)
1,990	Orlando Utilities Commission, Florida, Subordinate Lien Water and Electric Revenue Refunding	4/13 at 100.00	Aa1	2,084,087
	Bonds, Series 2003A, 5.000%, 10/01/21
2,000	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	BBB	2,046,560
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
14,000	Total Florida			14,994,388
	Georgia – 2.3% (1.5% of Total Investments)
1,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb	9/20 at 100.00	N/R	1,386,450
	Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30
2,500	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	2,639,175
	Medical Center Project, Series 2010, 7.625%, 12/01/30
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,
	Northeast Georgia Health Services Inc., Series 2010B:
5,000	5.250%, 2/15/37	2/20 at 100.00	A+	5,413,450
4,050	5.125%, 2/15/40	No Opt. Call	A+	4,259,547
5,000	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus	8/18 at 100.00	AA–	5,735,450
	Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 – AGC Insured
17,800	Total Georgia			19,434,072
	Illinois – 15.7% (10.4% of Total Investments)
1,470	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Dedicated Revenues	No Opt. Call	AA–	1,576,840
	Series 2011A, 5.000%, 12/01/41
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
9,400	0.000%, 12/01/14 – FGIC Insured	No Opt. Call	AA–	8,971,078
4,400	0.000%, 12/01/15 – FGIC Insured	No Opt. Call	AA–	4,059,836
1,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	AA	1,229,316
	5.250%, 12/01/40
32,670	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/32 –	No Opt. Call	Aa3	12,111,096
	FGIC Insured
190	Chicago, Illinois, General Obligation Bonds, Series 2002A, 5.000%, 1/01/18 – AMBAC Insured	7/12 at 100.00	Aa3	192,622
	Chicago, Illinois, General Obligation Bonds, Series 2002A:
70	5.000%, 1/01/18 (Pre-refunded 7/01/12) – AMBAC Insured	7/12 at 100.00	Aa3 (4)	71,412
6,190	5.000%, 1/01/18 (Pre-refunded 7/01/12) – AMBAC Insured	7/12 at 100.00	Aa3 (4)	6,314,852
13,400	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998A, 5.125%, 1/01/35 – NPFG Insured	7/12 at 100.00	A	13,404,958
	(Alternative Minimum Tax)
2,000	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport, Series	1/14 at 100.00	AA–	2,038,760
	2003C-2, 5.250%, 1/01/30 – AGM Insured (Alternative Minimum Tax)
5,000	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Refunding Series	7/13 at 100.00	Aa1	5,116,900
	2003A, 5.000%, 7/01/33
	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational Advancement
	Foundation Fund, University Center Project, Series 2002:
3,000	6.625%, 5/01/17 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	3,078,060
1,800	6.000%, 5/01/22 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	1,844,028
1,050	Illinois Finance Authority, General Obligation Debt Certificates, Local Government Program –	12/14 at 100.00	A2	1,113,704
	Kankakee County, Series 2005B, 5.000%, 12/01/20 – AMBAC Insured
15,000	Illinois Finance Authority, Illinois, Northwestern University, Revenue Bonds, Series 2006,	12/15 at 100.00	AAA	16,551,750
	5.000%, 12/01/42 (UB)
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%,	8/18 at 100.00	AA–	2,117,420
	8/15/47 – AGC Insured (UB)
1,000	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A,	2/18 at 100.00	A+	1,040,080
	5.500%, 2/01/40 – AMBAC Insured
2,500	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa1	2,595,250
	5.625%, 1/01/37
4,200	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2009, 5.500%, 4/01/34	No Opt. Call	A+	4,514,454
5,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A,	8/14 at 100.00	N/R (4)	5,621,800
	5.500%, 8/15/43 (Pre-refunded 8/15/14)
5,725	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	BBB+	6,444,346
	2009, 7.000%, 8/15/44
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	2/21 at 100.00	AA–	2,779,050
	2011C, 5.500%, 8/15/41
4,115	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	Baa3	4,004,101
	Refunding Series 2007A, 5.250%, 5/01/34
5,025	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	1/13 at 100.00	A–	5,080,175
	Series 2002, 5.625%, 1/01/28
2,335	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	2,404,887
	Project, Refunding Series 2010B-2, 5.000%, 6/15/50
8,750	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	4,314,975
	Project, Series 1994B, 0.000%, 6/15/28 – NPFG Insured
2,370	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/12 at 101.00	AAA	2,404,981
	Project, Series 2002A, 5.000%, 12/15/28 – NPFG Insured
896	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2007, 4.700%,	3/16 at 100.00	N/R	830,771
	3/01/30 – RAAI Insured
3,500	Northfield Township High School District 225, Cook County, Illinois, Glenbrook, General Obligation	12/16 at 72.44	AAA	2,172,660
	School Bonds, Series 2007B, 0.000%, 12/01/23
12,780	Will County School District 122, New Lenox, Illinois, General Obligation Bonds, Capital Appreciation	No Opt. Call	Aa3	7,696,627
	School Series 2004D, 0.000%, 11/01/24 – AGM Insured
159,436	Total Illinois			131,696,789
	Indiana – 2.9% (2.0% of Total Investments)
2,600	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point	No Opt. Call	A	1,625,598
	Community School Corporation, Series 2000, 0.000%, 1/15/24 – NPFG Insured
2,750	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/21 at 100.00	AA–	2,951,410
	2011B, 5.000%, 10/01/41
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	A	2,036,940
	Series 2004A, 5.375%, 3/01/34 – AMBAC Insured
3,240	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Marion General Hospital,	7/12 at 100.00	A+	3,279,010
	Series 2002, 5.625%, 7/01/19 – AMBAC Insured
2,400	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	A	2,437,560
	Series 2005A, 5.000%, 5/01/35 – AMBAC Insured
10,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/26 –	No Opt. Call	AA	5,883,400
	AMBAC Insured
6,420	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Memorial Health System, Series	2/12 at 100.00	AA–	6,426,420
	1998A, 4.625%, 8/15/28 – NPFG Insured
29,410	Total Indiana			24,640,338
	Iowa – 1.0% (0.7% of Total Investments)
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
4,000	5.375%, 6/01/38	6/15 at 100.00	B+	3,114,040
7,000	5.625%, 6/01/46	6/15 at 100.00	B+	5,270,300
11,000	Total Iowa			8,384,340
	Kansas – 0.5% (0.3% of Total Investments)
1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	A3	1,816,518
	5.300%, 6/01/31 – NPFG Insured
3,730	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	BBB	2,472,132
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
5,480	Total Kansas			4,288,650
	Kentucky – 0.9% (0.6% of Total Investments)
6,015	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	Baa2	6,656,740
	Medical Health System, Series 2010B, 6.375%, 3/01/40
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA–	1,112,930
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured
7,015	Total Kentucky			7,769,670
	Louisiana – 5.0% (3.3% of Total Investments)
10,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady	No Opt. Call	AA–	11,702,900
	Health System, Series 1998A, 5.750%, 7/01/25 – AGM Insured (UB)
4,095	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004,	7/14 at 100.00	BBB	4,263,919
	5.250%, 7/01/33 – NPFG Insured
9,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series	5/17 at 100.00	Baa1	9,207,000
	2007A, 5.500%, 5/15/47
5,500	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Series 2002A, 5.000%,	7/12 at 100.00	N/R (4)	5,610,715
	7/01/32 (Pre-refunded 7/01/12) – AMBAC Insured
3,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2002A, 5.000%, 6/01/32 –	6/12 at 100.00	Aa1	3,035,670
	AMBAC Insured
8,305	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/12 at 100.00	A–	8,381,406
	Series 2001B, 5.875%, 5/15/39
39,900	Total Louisiana			42,201,610
	Maine – 0.1% (0.1% of Total Investments)
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineGeneral Medical	7/21 at 100.00	Baa3	1,136,573
	Center, Series 2011, 6.750%, 7/01/41
	Maryland – 0.3% (0.2% of Total Investments)
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist	1/22 at 100.00	Baa2	2,746,825
	Healthcare, Series 2011A, 6.000%, 1/01/26
	Massachusetts – 3.3% (2.2% of Total Investments)
3,125	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	A	3,395,906
	Senior Lien Series 2010B, 5.000%, 1/01/37
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A–	517,370
	Series 2008E-1 &2, 5.125%, 7/01/38
7,405	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts	No Opt. Call	AAA	10,708,741
	Institute of Technology, Series 2002K, 5.500%, 7/01/32 (UB)
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,415,138
	University Issue, Series 2009A, 5.750%, 7/01/39
6,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	6/12 at 100.00	A–	6,021,360
	Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)
4,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA+	4,469,720
	5.000%, 8/15/30 – AGM Insured
425	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program,	2/12 at 100.00	AAA	426,585
	Subordinate Series 1999A, 5.750%, 8/01/29
23,755	Total Massachusetts			27,954,820
	Michigan – 5.0% (3.3% of Total Investments)
3,785	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A	3,813,766
	7/01/35 – NPFG Insured
1,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%,	7/18 at 100.00	AA+	1,706,100
	7/01/31 – BHAC Insured
2,000	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Bronson	5/20 at 100.00	Aa3	2,172,560
	Methodist Hospital, Series 2010, 5.250%, 5/15/36 – AGM Insured
3,790	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District,	6/15 at 100.00	AA–	3,975,975
	Series 2005, 5.000%, 6/01/20 – AGM Insured
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II:
7,975	5.000%, 10/15/25 – AMBAC Insured	10/15 at 100.00	Aa3	8,520,570
10,470	5.000%, 10/15/26 – AMBAC Insured	10/15 at 100.00	Aa3	11,121,653
5,500	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A1	6,155,985
	Refunding Series 2009, 5.625%, 11/15/29
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	B2	2,814,144
	Series 2008A, 6.875%, 6/01/42
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,424,735
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
39,220	Total Michigan			41,705,488
	Minnesota – 0.6% (0.4% of Total Investments)
3,655	Dakota and Washington Counties Housing and Redevelopment Authority, Minnesota, GNMA	No Opt. Call	Aaa	5,266,161
	Mortgage-Backed Securities Program Single Family Residential Mortgage Revenue Bonds, Series
	1988, 8.450%, 9/01/19 (Alternative Minimum Tax) (ETM)
	Mississippi – 0.2% (0.2% of Total Investments)
1,875	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	1,978,275
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)
	Missouri – 1.9% (1.3% of Total Investments)
2,400	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/13 at 100.00	AA–	2,543,232
	Tax Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%,
	10/01/23 – AGM Insured
15,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series	No Opt. Call	AA–	7,368,300
	2004B-1, 0.000%, 4/15/28 – AMBAC Insured
15,350	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park	No Opt. Call	N/R	6,102,700
	Projects, Series 2000A, 0.000%, 6/01/30 – AMBAC Insured
32,750	Total Missouri			16,014,232
	Nevada – 7.1% (4.7% of Total Investments)
34,470	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.000%, 6/15/20	6/12 at 100.00	AA (4)	35,090,460
	(Pre-refunded 6/15/12) – NPFG Insured
14,515	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	Aa3	15,628,155
	International Airport, Series 2010A, 5.250%, 7/01/42
3,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Series 2003B Refunding,	12/12 at 100.00	AA+ (4)	3,120,150
	5.000%, 6/01/25 (Pre-refunded 12/01/12) – NPFG Insured
2,280	North Las Veags, Nevada, General Obligation Bonds, Wastewater Reclamation System Series 2006,	10/16 at 100.00	A+	2,523,276
	5.000%, 10/01/25 – NPFG Insured
2,500	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Series 2007A, Trust 2634,	7/17 at 100.00	AA+	3,236,400
	18.772%, 7/01/31 – BHAC Insured (IF)
56,765	Total Nevada			59,598,441
	New Hampshire – 0.6% (0.4% of Total Investments)
5,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group Issue,	10/19 at 100.00	Baa1	5,309,400
	Series 2009A, 6.125%, 10/01/39
	New Jersey – 5.5% (3.7% of Total Investments)
1,000	New Jersey Building Authority, State Building Revenue Bonds, Series 2002A, 5.000%, 12/15/21	12/12 at 100.00	AA– (4)	1,041,890
	(Pre-refunded 12/15/12) – AGM Insured
600	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/21 at 100.00	BBB–	678,030
	University Hospital, Refunding Series 2011, 6.000%, 7/01/26
1,500	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BBB–	1,561,455
	University Hospital, Series 2007, 5.750%, 7/01/37
10,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 37.38	BBB	2,154,800
	Care System, Series 2006A, 0.000%, 7/01/36
3,200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	Aaa	3,431,776
	5.500%, 6/15/22 (Pre-refunded 6/15/13)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
20,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA–	7,031,200
20,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	A+	5,972,800
20,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	A+	5,747,400
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2002:
1,495	5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	Aaa	1,522,897
1,000	6.125%, 6/01/42 (Pre-refunded 6/01/12)	6/12 at 100.00	Aaa	1,019,910
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
9,420	6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	10,240,105
1,850	6.250%, 6/01/43 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	1,998,740
5,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	3,749,500
	Series 2007-1A, 4.750%, 6/01/34
95,065	Total New Jersey			46,150,503
	New York – 9.5% (6.3% of Total Investments)
275	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University,	7/12 at 100.00	A2	275,415
	Series 1998, 5.000%, 7/01/28 – NPFG Insured
2,250	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of	No Opt. Call	A–	2,537,663
	Medicine, Series 1994A, 5.150%, 7/01/24 – NPFG Insured
5,005	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Vassar	7/17 at 100.00	AA	5,358,353
	College, Series 2007, 5.000%, 7/01/46
2,400	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	No Opt. Call	A	2,596,320
	2011A, 5.250%, 2/15/47
1,320	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	1,309,612
	2/15/47 – NPFG Insured
13,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B,	11/16 at 100.00	AA–	14,178,952
	4.500%, 11/15/32 – AGM Insured (UB)
1,250	New York City Industrial Development Agency, New York, American Airlines-JFK International	No Opt. Call	N/R	1,127,475
	Airport Special Facility Revenue Bonds, Series 2005, 7.500%, 8/01/16 (Alternative Minimum Tax)
4,865	New York City, New York, General Obligation Bonds, Fiscal Series 2002A, 5.750%, 8/01/16	8/12 at 100.00	AA	4,992,852
135	New York City, New York, General Obligation Bonds, Fiscal Series 2002A, 5.750%, 8/01/16	8/12 at 100.00	Aa2 (4)	138,769
	(Pre-refunded 8/01/12)
	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
690	5.000%, 8/01/17	8/12 at 100.00	AA	705,553
5,430	5.750%, 8/01/18	8/12 at 100.00	AA	5,572,700
260	New York City, New York, General Obligation Bonds, Fiscal Series 2002G, 5.000%, 8/01/17	8/12 at 100.00	Aa2 (4)	266,284
	(Pre-refunded 8/01/12)
5,115	New York City, New York, General Obligation Bonds, Fiscal Series 2002G, 5.750%, 8/01/18	8/12 at 100.00	AA (4)	5,257,811
	(Pre-refunded 8/01/12)
7,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	No Opt. Call	AA–	8,430,240
	State Contingency Contract-Backed Bonds, Series 2011B, 5.000%, 6/01/18
11,540	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	11/12 at 101.00	Aa2	12,021,680
	Twenty-Eighth Series 2002, 5.000%, 11/01/20 – AGM Insured
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
8,550	5.500%, 12/01/31	12/20 at 100.00	BBB–	8,957,322
2,755	6.000%, 12/01/36	12/20 at 100.00	BBB–	2,990,525
2,470	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	BBB	2,742,713
	Terminal LLC, Sixth Series 1997, 6.250%, 12/01/15 – NPFG Insured (Alternative Minimum Tax)
74,910	Total New York			79,460,239
	North Carolina – 3.2% (2.2% of Total Investments)
3,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	3,134,880
	Bonds, Series 2008A, 5.000%, 1/15/47
9,790	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/15 at 100.00	AA+	10,368,589
	2005A, 5.000%, 10/01/41
4,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/17 at 100.00	AA	4,148,600
	Health System, Series 2007, 4.500%, 10/01/31 (UB)
1,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University	6/19 at 100.00	AA	1,067,880
	Health System, Series 2009A, 5.000%, 6/01/39
665	North Carolina Medical Care Commission, Hospital Revenue Bonds, Pitt County Memorial Hospital,	6/12 at 100.00	A1	666,696
	Series 1998A, 4.750%, 12/01/28 – NPFG Insured
7,500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	A	7,816,500
	1/01/19 – NPFG Insured
25,955	Total North Carolina			27,203,145
	Ohio – 6.2% (4.1% of Total Investments)
10,000	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project	2/18 at 100.00	A1	10,812,100
	Series 2008A, 5.250%, 2/15/43
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,055	5.125%, 6/01/24	6/17 at 100.00	B–	832,110
2,925	5.875%, 6/01/30	6/17 at 100.00	B–	2,274,977
5,040	5.750%, 6/01/34	6/17 at 100.00	B+	3,752,935
2,715	6.000%, 6/01/42	6/17 at 100.00	B–	2,067,961
5,730	5.875%, 6/01/47	6/17 at 100.00	B+	4,258,192
10,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B+	7,507,800
	Bonds, Senior Lien, Series 2007A-3, 0.000%, 6/01/37
	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2002:
2,165	5.250%, 6/01/19 (Pre-refunded 12/01/12) – AGM Insured	12/12 at 100.00	Aa2 (4)	2,255,714
2,600	5.250%, 6/01/21 (Pre-refunded 12/01/12) – AGM Insured	12/12 at 100.00	Aa2 (4)	2,708,940
2,000	5.000%, 12/01/22 (Pre-refunded 12/01/12) – AGM Insured	12/12 at 100.00	Aa2 (4)	2,079,620
10,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006,	12/16 at 100.00	AA+	10,386,800
	4.250%, 12/01/32 – AGM Insured (UB)
2,885	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA–	3,388,000
	2011A, 6.000%, 11/15/41
57,115	Total Ohio			52,325,149
	Oklahoma – 1.8% (1.2% of Total Investments)
1,400	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	1,419,474
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
3,500	Grand River Dam Authority, Oklahoma, Revenue Bonds, Series 2010A, 5.250%, 6/01/40	6/20 at 100.00	A	3,921,785
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA–	1,808,900
	Center, Series 2008B, 5.250%, 8/15/38
6,040	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	A	6,278,157
	5.000%, 2/15/42
2,000	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	A	2,061,460
	1/01/47 – FGIC Insured
14,615	Total Oklahoma			15,489,776
	Oregon – 0.0% (0.0% of Total Investments)
65	Oregon Housing and Community Services Department, Single Family Mortgage Revenue Bonds,	1/14 at 100.00	Aa2	66,860
	Series 2004H, 5.125%, 1/01/29 (Alternative Minimum Tax)
	Pennsylvania – 4.8% (3.2% of Total Investments)
2,000	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh Medical	No Opt. Call	Aa3	2,211,740
	Center Revenue Bonds, Series 2009A, 5.625%, 8/15/39
220	Allentown, Pennsylvania, General Obligation Bonds, Series 2003, 5.500%, 10/01/19 – FGIC Insured	10/13 at 100.00	A2	234,144
8,000	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	8,820,640
	Bonds, New Regional Medical Center Project, Series 2010, 5.250%, 8/01/33
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96A,	10/16 at 100.00	AA+	1,512,750
	4.650%, 10/01/31 (Alternative Minimum Tax) (UB)
2,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	Aa3	2,843,724
	AMBAC Insured
5,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AA–	4,748,700
	6/01/33 – AGM Insured
7,800	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998,	8/13 at 100.00	AA–	7,914,192
	5.000%, 8/01/32 – AGM Insured
	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B:
6,000	5.625%, 8/01/19 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	Aa2 (4)	6,163,740
5,500	5.625%, 8/01/20 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	Aa2 (4)	5,650,095
38,620	Total Pennsylvania			40,099,725
	Puerto Rico – 9.0% (6.0% of Total Investments)
2,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	Baa2	2,707,600
	6.000%, 7/01/44
7,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.750%, 7/01/36	7/20 at 100.00	A3	7,728,350
5,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	727,450
	0.000%, 7/01/42 – FGIC Insured
5,000	Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%, 8/01/27 – AGM Insured	8/12 at 100.00	AA–	5,029,900
1,600	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds,	7/12 at 100.00	Baa1	1,610,208
	Series 2002D, 5.125%, 7/01/20
8,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/26 at 100.00	A+	7,787,520
	2009A, 0.000%, 8/01/32
13,125	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/29 at 100.00	A+	10,458,525
	2010A, 0.000%, 8/01/33
4,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	4,680,445
	2010C, 5.250%, 8/01/41
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
50,000	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	Aa2	6,963,000
86,250	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	Aa2	7,386,450
15,000	5.250%, 8/01/57 (UB) (5)	8/17 at 100.00	Aa2	15,901,500
1,500	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/29	No Opt. Call	Baa1	1,732,050
3,385	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	3,334,090
	Series 2002, 5.375%, 5/15/33
202,670	Total Puerto Rico			76,047,088
	Rhode Island – 0.6% (0.4% of Total Investments)
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
2,765	6.125%, 6/01/32	6/12 at 100.00	BBB	2,767,350
2,065	6.250%, 6/01/42	6/12 at 100.00	Ba1	2,065,000
4,830	Total Rhode Island			4,832,350
	South Carolina – 5.9% (3.9% of Total Investments)
24,725	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	Aaa	26,064,848
	2002, 5.500%, 12/01/22 (Pre-refunded 12/01/12)
	Horry County School District, South Carolina, General Obligation Bonds, Series 2001A:
5,840	5.000%, 3/01/20 (Pre-refunded 3/01/12)	3/12 at 100.00	Aa1 (4)	5,863,652
5,140	5.000%, 3/01/21 (Pre-refunded 3/01/12)	3/12 at 100.00	Aa1 (4)	5,160,817
	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,
	Series 2004A:
5,240	5.250%, 8/15/20 – NPFG Insured	8/14 at 100.00	BBB	5,598,049
3,000	5.250%, 2/15/24 – NPFG Insured	8/14 at 100.00	BBB	3,263,130
7,600	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	A–	3,229,924
	0.000%, 1/01/31 – AMBAC Insured
51,545	Total South Carolina			49,180,420
	South Dakota – 0.2% (0.1% of Total Investments)
1,325	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	AA–	1,361,901
	Hospitals, Series 2004A, 5.250%, 11/01/34
	Tennessee – 0.5% (0.3% of Total Investments)
4,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds,	4/12 at 101.00	A1 (4)	4,090,880
	Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22
	(Pre-refunded 4/15/12)
	Texas – 10.4% (6.9% of Total Investments)
535	Alamo Community College District, Bexar County, Texas, Combined Fee Revenue Refunding Bonds,	5/12 at 100.00	Aa2	537,252
	Series 2001, 5.375%, 11/01/16 – AGM Insured
1,500	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011,	1/21 at 100.00	BBB–	1,629,525
	5.750%, 1/01/31
5,500	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	BBB	5,252,280
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
4,000	Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds,	No Opt. Call	AAA	4,372,520
	Schoolhouse Series 2005C, 5.000%, 2/15/30
3,570	Dallas-Forth Worth International Airport, Texas, Joint Revenue Bonds, Series 2007, 5.000%,	11/14 at 100.00	A+	3,789,698
	11/01/22 – SYNCORA GTY Insured (Alternative Minimum Tax)
3,065	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	5/12 at 100.00	A+	3,073,214
	Series 2001A, 5.625%, 11/01/21 – NPFG Insured (Alternative Minimum Tax)
3,500	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	5/12 at 100.00	BBB	3,068,520
	2001B, 5.250%, 11/15/40 – NPFG Insured
2,700	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G,	5/12 at 100.00	BBB	2,652,642
	5.250%, 11/15/30 – NPFG Insured
15,880	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004-A3,	11/24 at 55.69	BBB	3,529,012
	0.000%, 11/15/34 – NPFG Insured
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
4,130	0.000%, 9/01/26 – AMBAC Insured	No Opt. Call	AA–	2,162,881
4,865	0.000%, 9/01/27 – AMBAC Insured	No Opt. Call	AA–	2,396,742
1,185	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000A, 5.625%, 7/01/30 –	7/12 at 100.00	AA–	1,186,422
	AGM Insured (Alternative Minimum Tax)
875	Lamar Consolidated Independent School District, Fort Bend County, Texas, General Obligation	2/15 at 100.00	AAA	979,309
	Bonds, Refunding Series 2005, 5.000%, 2/15/21
6,000	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 33.33	AAA	1,854,840
	Bonds, Series 2006, 0.000%, 8/15/34
5	Lower Colorado River Authority, Texas, Refunding Revenue Bonds, Series 2010, 5.000%,	No Opt. Call	N/R (4)	5,069
	5/15/12 (ETM)
2,730	Lower Colorado River Authority, Texas, Refunding Revenue Bonds, Series 2010, 5.000%, 5/15/12	No Opt. Call	A1	2,767,510
18,125	Matagorda County Navigation District 1, Texas, Revenue Refunding Bonds, Houston Industries	5/12 at 100.00	BBB	18,136,238
	Inc., Series 1998B, 5.150%, 11/01/29 – NPFG Insured
2,500	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	10/12 at 100.00	BBB	2,547,825
	2002A, 5.750%, 10/01/21 – RAAI Insured
9,535	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, New Series 1992, 5.000%,	No Opt. Call	AA+ (4)	10,537,891
	2/01/17 (ETM)
4,375	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	11/17 at 100.00	AA–	4,738,213
	Texas Health Resources Tender Option Bond Trust 1197, 9.253%, 5/15/39 (IF) (5)
2,890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	AA–	3,108,860
	Bonds, Scott & White HealthCare Project, Series 2010, 5.500%, 8/15/45
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
9,110	0.000%, 8/15/38	8/15 at 30.30	AAA	2,394,564
9,110	0.000%, 8/15/39	8/15 at 28.63	AAA	2,252,994
6,610	0.000%, 8/15/42	8/15 at 24.42	AAA	1,390,347
7,110	0.000%, 8/15/43	8/15 at 23.12	AAA	1,415,103
1,670	Wood County Central Hospital District, Texas, Revenue Bonds, East Texas Mecical Center Quitman	11/21 at 100.00	Baa2	1,794,148
	Project, Series 2011, 6.000%, 11/01/41
131,075	Total Texas			87,573,619
	Utah – 0.9% (0.6% of Total Investments)
7,155	Utah Associated Municipal Power Systems, Revenue Bonds, Payson Power Project, Series 2003A,	4/13 at 100.00	AA–	7,360,277
	5.000%, 4/01/25 – AGM Insured (UB)
	Virginia – 2.6% (1.7% of Total Investments)
10,000	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/28 at 100.00	BBB+	7,438,200
	Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44
11,000	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/26 at 100.00	AA–	10,018,140
	Series 2009C, 0.000%, 10/01/41 – AGC Insured
3,500	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2007, 5.000%, 8/01/12	No Opt. Call	AA+	3,585,365
	Virginia Resources Authority, Water System Revenue Refunding Bonds, Series 2002:
500	5.000%, 4/01/18	4/12 at 102.00	AA	513,595
500	5.000%, 4/01/19	4/12 at 102.00	AA	513,595
25,500	Total Virginia			22,068,895
	Washington – 3.6% (2.4% of Total Investments)
3,305	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	AA– (4)	3,376,487
	Nuclear Project 2, Series 2002B, 5.350%, 7/01/18 (Pre-refunded 7/01/12) – AGM Insured
3,445	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	AA–	3,514,003
	Nuclear Project 2, Series 2002B, 5.350%, 7/01/18 – AGM Insured
2,500	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station,	7/12 at 100.00	Aa1	2,554,775
	Series 2002A, 5.750%, 7/01/17 – NPFG Insured
3,750	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	4,176,038
	Services Project, Series 2009, 5.500%, 6/01/39
3,780	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	1/21 at 100.00	A	4,056,318
	Research Center, Series 2011A, 5.625%, 1/01/35
5,000	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health Care	10/16 at 100.00	AA	5,138,000
	Services, Series 2006A, 4.625%, 10/01/34 – FGIC Insured (UB)
6,955	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	A3	7,262,550
	Series 2002, 6.500%, 6/01/26
28,735	Total Washington			30,078,171
	West Virginia – 0.9% (0.6% of Total Investments)
6,725	West Virginia University, University Revenue Improvement Bonds, West Virginia University	10/14 at 100.00	Aa3	7,292,792
	Projects, Series 2004C, 5.000%, 10/01/34 – FGIC Insured
	Wisconsin – 1.5% (1.0% of Total Investments)
	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed
	Bonds, Series 2002:
75	6.125%, 6/01/27 (Pre-refunded 6/01/12)	6/12 at 100.00	Aaa	76,481
3,380	6.375%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	Aaa	3,449,560
3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB+	3,069,990
	Series 2004, 5.750%, 5/01/29
2,255	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	BBB+	2,243,297
	Services Inc., Series 2003A, 5.125%, 8/15/33
3,670	Wisconsin Health and Educational Facilities Authority, Revenus Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	3,885,759
	Series 2011A, 5.250%, 10/15/39
12,380	Total Wisconsin			12,725,087
	Wyoming – 0.8% (0.5% of Total Investments)
2,035	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power	7/19 at 100.00	A1	2,310,987
	Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39
4,000	Wyoming Municipal Power Agency Power Supply System Revenue Bonds, 2008 Series A,	1/18 at 100.00	A2	4,341,920
	5.375%, 1/01/42
6,035	Total Wyoming			6,652,907
$ 1,635,586	Total Investments (cost $1,182,142,869) – 150.3%			1,263,985,331
	Floating Rate Obligations – (7.3)%			(61,410,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (46.2)% (6)			(388,400,000)
	Other Assets Less Liabilities – 3.2%			26,669,769
	Net Assets Applicable to Common Shares – 100%			$ 840,845,100

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$1,263,985,331	$—	$1,263,985,331

During the period ended January 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2012, the cost of investments was $1,128,049,033.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2012, were as follows:

Gross unrealized:
Appreciation	$100,121,211
Depreciation	(25,589,562)
Net unrealized appreciation (depreciation) of investments	$74,531,649

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments are 30.7%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Quality Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         March 30, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         March 30, 2012